Contract liabilities	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Contract liabilities
13.	Contract liabilities

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Contract liabilities	$543	$285
Total	$543	$285